Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Cash Flows from Operating Activities
Net loss	$ (1,912,122)	$ (2,913,369)	$ (4,510,514)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	87,673	70,072	96,007	$ 89,168
Amortization expense - software development costs	449,959	283,199	416,609	439,334
Amortization expense - patents	125,917	100,665	216,839	134,219
Amortization expense - discount of convertible debt	421,862	$ 288,379	376,627	825,708
Amortization expense - deferred costs	36,864
Provision for bad debt	5,500
Stock based compensation	478,079	$ 1,448,762	2,094,970	$ 2,242,606
Write off of capitalized patent application costs			299,429
Changes in operating assets and liabilities:
(Increase) in accounts receivable, net	(1,543,991)	(705,382)	(1,539,228)	$ (261,987)
(Increase) in prepaid expenses	(121,605)	(82,098)	(5,411)	$ (20,894)
(Increase) decrease in other assets	29,715	(48,484)	(38,313)
Increase (decrease) in liabilities:
Increase in accounts payable	210,805	146,093	195,593	$ 583,940
Increase (decrease) in accrued expenses	(153,658)	709,846	803,985	8,738
Increase in deferred revenue	497,626	303,082	378,257	(25,000)
Increase (decrease) in accrued interest	(342,410)	153,453	245,401	181,704
Net cash used in operating activities	(1,729,786)	(245,782)	$ (969,749)	(1,052,030)
Cash Flows from Investing Activities
Redemption of certificate of deposits, pledged				19,050
Patents and patent applications costs	(318,638)	(259,450)	$ (336,219)	(100,789)
Purchase of property and equipment	(354,164)	(62,683)	(72,134)	(46,370)
Capitalized software development costs	(963,452)	(290,110)	(451,926)	$ (399,682)
Note receivable - discontinued operations			10,000
Acquisition of subsidiary, net of cash acquired			$ (389,898)
Payment on settlement regarding Anywhere software license				$ (600,000)
Net cash used in investing activities	(1,636,254)	(612,243)	$ (1,240,177)	(1,127,791)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	$ 1,050,000	1,900,907	1,900,907	$ 824,486
Purchase of Company's common stock		$ (201,461)	$ (201,461)
Proceeds from issuance of note payable	$ 8,205,816
Proceeds from issuance of convertible debt - unrelated parties				$ 688,000
Principal reduction on obligation under capital lease	(14,712)	$ (12,215)	$ (16,330)	(7,402)
Principal reduction on convertible debt	(3,708,000)			(200,000)
Expenditures relating to private offerings				(48,475)
Principal reduction on obligation on patent purchases				(87,500)
Net cash provided by financing activities	5,533,104	$ 1,687,231	$ 1,683,116	1,169,109
Net increase in cash and cash equivalents	2,167,064	829,206	(526,810)	(1,010,712)
Cash and cash equivalents - Beginning balance	620,185	1,146,995	1,146,995	2,157,707
Cash and cash equivalents - Ending balance	2,787,249	1,976,201	620,185	1,146,995
Supplemental Information:
Interest expense paid	$ 1,117,758	$ 127,264	$ 127,425	$ 263,291
Income taxes paid